Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2019
Information Regarding Defined Benefit Plans

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2018	2019	2018	2019
Change in benefit obligation
Benefit obligation at beginning of year	1,930,498	2,019,310	1,026,024	1,097,981
Service cost	88,964	99,838	35,887	46,930
Interest cost	13,252	12,967	37,817	40,708
Plan participants’ contributions	1,266	974	912	1,045
Plan amendments	(58)	(1,067)	(12)	13
Net actuarial (gain) loss	35,017	67,391	66,039	7,755
Acquisition and other	18,206	(20,786)	(26,616)	21,634
Benefits paid	(67,835)	(78,554)	(42,070)	(29,169)

Benefit obligation at end of year	2,019,310	2,100,073	1,097,981	1,186,897

Change in plan assets
Fair value of plan assets at beginning of year	1,483,889	1,612,879	758,306	815,483
Actual return on plan assets	111,278	3,208	89,924	59,237
Acquisition and other	14,615	(13,705)	(16,009)	12,696
Employer contributions	42,095	41,276	20,961	18,952
Plan participants’ contributions	1,266	974	912	1,045
Benefits paid	(40,264)	(44,141)	(38,611)	(24,629)

Fair value of plan assets at end of year	1,612,879	1,600,491	815,483	882,784

Funded status	406,431	499,582	282,498	304,113

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheets as of March 31, 2018 and 2019 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2018	2019	2018	2019
Accrued expenses (Accrued pension and severance costs)	27,718	34,298	2,982	3,234
Accrued pension and severance costs	647,134	657,380	284,048	306,026
Investments and other assets - Other (Prepaid pension and severance costs)	(268,421)	(192,096)	(4,532)	(5,147)

Net amount recognized	406,431	499,582	282,498	304,113

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2018 and 2019 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2018	2019	2018	2019
Net actuarial loss	(248,791)	(339,814)	(119,407)	(91,072)
Prior service costs	32,812	29,801	(1,826)	(1,612)
Net transition obligation	—	—	—	—

Net amount recognized	(215,979)	(310,013)	(121,233)	(92,684)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2018	2019	2018	2019
Projected benefit obligation	833,080	872,867	490,844	535,630
Accumulated benefit obligation	806,774	847,017	468,611	515,918
Fair value of plan assets	170,234	198,315	201,402	215,006

Components of Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2017	2018	2019	2017	2018	2019
Service cost	89,443	88,964	99,838	41,733	35,887	46,930
Interest cost	8,800	13,252	12,967	35,593	37,817	40,708
Expected return on plan assets	(33,524)	(36,409)	(38,551)	(38,893)	(41,048)	(37,530)
Amortization of prior service costs	(4,148)	(4,226)	(3,904)	344	313	219
Recognized net actuarial loss	14,298	7,462	6,927	5,134	5,452	7,102
Amortization of net transition obligation	—	—	—	—	—	—

Net periodic pension cost	74,869	69,043	77,277	43,911	38,421	57,429

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2017	2018	2019	2017	2018	2019
Net actuarial gain (loss)	93,859	39,852	(102,734)	13,647	(17,163)	13,952
Recognized net actuarial loss	14,298	7,462	6,927	5,134	5,452	7,102
Prior service costs	21	58	1,067	996	12	(13)
Amortization of prior service costs	(4,148)	(4,226)	(3,904)	344	313	219
Amortization of net transition obligation	—	—	—	—	—	—
Other	811	(7,979)	4,610	1,962	9,004	7,289

Total recognized in other comprehensive income (loss)	104,841	35,167	(94,034)	22,083	(2,382)	28,549

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost

Weighted-average assumptions used to determine benefit obligations as of March 31, 2018 and 2019 are as follows:

	March 31,
	Japanese plans		Foreign plans
	2018	2019	2018	2019
Discount rate	0.7%	0.6%	3.9%	3.8%
Rate of compensation increase	3.3%	3.1%	3.6%	3.5%

As of March 31, 2018 and 2019, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2017, 2018 and 2019 are as follows:

	For the years ended March 31,
	Japanese plans			Foreign plans
	2017	2018	2019	2017	2018	2019
Discount rate	0.5%	0.7%	0.7%	4.2%	4.0%	3.9%
Expected return on plan assets	2.4%	2.4%	2.4%	6.1%	6.0%	5.6%
Rate of compensation increase	2.7%	2.9%	3.3%	3.9%	3.8%	3.6%

Summary of Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2018 and 2019. See note 28 to the consolidated financial statements for three levels of input which are used to measure fair value.

Japanese plans

	Yen in millions
	March 31, 2018
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	620,281	—	—	620,281
Commingled funds	—	202,816	—	202,816

	620,281	202,816	—	823,097

Debt securities
Government bonds	88,959	—	—	88,959
Commingled funds	—	284,870	—	284,870
Other	—	36,567	19	36,586

	88,959	321,437	19	410,415

Insurance contracts	—	201,141	—	201,141
Other	41,446	61,301	—	102,747
Investments measured at net asset value	—	—	—	75,479

Total	750,686	786,695	19	1,612,879

	Yen in millions
	March 31, 2019
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	531,159	—	—	531,159
Commingled funds	—	192,012	—	192,012

	531,159	192,012	—	723,171

Debt securities
Government bonds	98,578	—	—	98,578
Commingled funds	—	286,783	—	286,783
Other	—	54,652	—	54,652

	98,578	341,435	—	440,013

Insurance contracts	—	226,093	—	226,093
Other	84,208	38,439	4,242	126,889
Investments measured at net asset value	—	—	—	84,325

Total	713,945	797,979	4,242	1,600,491

Foreign plans

	Yen in millions
	March 31, 2018
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	178,476	—	—	178,476
Commingled funds	—	197,566	—	197,566

	178,476	197,566	—	376,042

Debt securities
Government bonds	89,928	—	—	89,928
Commingled funds	—	11,642	—	11,642
Other	—	35,032	—	35,032

	89,928	46,674	—	136,602

Insurance contracts	—	—	—	—
Other	12,487	18,107	31,288	61,882
Investments measured at net asset value	—	—	—	240,957

Total	280,891	262,347	31,288	815,483

	Yen in millions
	March 31, 2019
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	123,875	—	—	123,875
Commingled funds	—	215,386	—	215,386

	123,875	215,386	—	339,261

Debt securities
Government bonds	141,054	—	—	141,054
Commingled funds	—	—	—	—
Other	—	164,877	—	164,877

	141,054	164,877	—	305,931

Insurance contracts	—	—	—	—
Other	10,292	24,810	27,903	63,005
Investments measured at net asset value	—	—	—	174,587

Total	275,221	405,073	27,903	882,784

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2017, 2018 and 2019:

Japanese plans

	Yen in millions
	For the years ended March 31,
	2017			2018			2019
	Debt securities	Other	Total	Debt securities	Other	Total	Debt securities	Other	Total
Balance at beginning of year	146	2,518	2,664	81	496	577	19	—	19
Actual return on plan assets	—	(11)	(11)	—	(4)	(4)	—	(164)	(164)
Purchases, sales and settlements	(65)	(2,011)	(2,076)	(62)	(492)	(554)	(19)	—	(19)
Other	—	—	—	—	—	—	—	4,406	4,406

Balance at end of year	81	496	577	19	—	19	—	4,242	4,242

Foreign plans

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
	Other	Other	Other
Balance at beginning of year	30,758	30,903	31,288
Actual return on plan assets	279	2,024	(4,784)
Purchases, sales and settlements	—	—	—
Other	(134)	(1,639)	1,399

Balance at end of year	30,903	31,288	27,903

Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2020	78,333	26,350
2021	79,217	27,750
2022	82,638	29,423
2023	86,906	31,281
2024	90,064	33,094
from 2025 to 2029	455,028	190,987

Total	872,186	338,885